Material Accounting Policies - Summary of Amortization Periods For Current Period and Comparative Period (Detail)	12 Months Ended
Dec. 31, 2025
Improvements to concession assets [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	12 years 6 months
Annual amortization rate	5.00%
Improvements to concession assets [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	20 years
Annual amortization rate	8.00%
Airport concessions [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	18 years
Annual amortization rate	2.00%
Airport concessions [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Annual amortization rate	5.50%
Airport concessions [Member] | Middle Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period(years)	25 years
Average annual amortization rate	4.00%
Rights to use airport facilities [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	10 years
Annual amortization rate	2.00%
Rights to use airport facilities [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Annual amortization rate	10.00%
Other acquired rights [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	44 years
Annual amortization rate	2.00%
Other acquired rights [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	48 years
Right to operate bonded warehouses [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	8 years
Annual amortization rate	12.50%